Subsequent Events (Details) $ in Thousands			8 Months Ended
	Mar. 17, 2025 USD ($)	Jan. 04, 2024 USD ($)	Sep. 11, 2024 USD ($)
Subsequent Events
Amount funded under the second tranche		$ 24,975	$ 32,485
Subsequent Events | Sixth Amendment to Revenue Interest Financing Agreement
Subsequent Events
Available funding under second tranche	$ 100,000
RIFA, Hard Cap percentage	175
Subsequent Events | Sixth Amendment to Revenue Interest Financing Agreement | On first funded portion of investment amount
Subsequent Events
Amount funded under the second tranche	$ 25,000
RIFA, internal rate of return	16.00%
Subsequent Events | Sixth Amendment to Revenue Interest Financing Agreement | Funding Upon First Commercial Sale of YUTREPIA
Subsequent Events
Available funding under second tranche	$ 50,000
RIFA, internal rate of return	13.00%
Subsequent Events | Sixth Amendment to Revenue Interest Financing Agreement | Funding Upon Mutual Agreement of the Parties After Cumulative Net Sales of YUTREPIA Have Reached $100 Million
Subsequent Events
Available funding under second tranche	$ 25,000
Cumulative net sales, threshold	$ 100,000
RIFA, internal rate of return	12.00%